Development Joint Venture and Acquisition of Properties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Acquisitions [Line Items]
Construction Warranty Period	1 year
Equity commitments funded	$ 30.0
Development Budget	167.1	[1]
Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	14.3
Development Budget	137.4
REALM Patterson Place Joint Venture
Acquisitions [Line Items]
Purchase Price of Land	2.9
Estimated Completion Date	Second quarter of 2013
Development Budget	29.7	[1],[2]
Crescent Cool Springs Development Joint Venture
Acquisitions [Line Items]
Development Budget	37.1	[1],[3]
Crescent Cool Springs Development Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	4.4
Estimated Completion Date	Q4 2013
Development Budget	37.1
Circle Alexander Joint Venture
Acquisitions [Line Items]
Development Budget	33.6	[1],[3]
Circle Alexander Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	2.4
Estimated Completion Date	Q2 2014
Development Budget	33.6
Aura Castle Hills Joint Venture
Acquisitions [Line Items]
Development Budget	34.9	[1],[3]
Aura Castle Hills Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	4.5
Estimated Completion Date	Q2 2014
Development Budget	34.9
Aura Grand Corners Joint Venture
Acquisitions [Line Items]
Development Budget	31.8	[1],[3]
Aura Grand Corners Joint Venture | Other Real Estate Owned Assets Multifamily
Acquisitions [Line Items]
Purchase Price of Land	3.0
Estimated Completion Date	Q3 2014
Development Budget	$ 31.8

[1]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[2]	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
[3]	The following presents information on the Company's other multifamily properties that were under development as of December 31, 2012: Name Purchase Price of Land (in millions) Development Budget (in millions) Estimated Completion Date Crosstown Property $ 4.4 $ 37.1 Q4 2013 Circle Alexander Village Property 2.4 33.6 Q2 2014 Aura Castle Hills Property 4.5 34.9 Q2 2014 Aura Grand Corner Property 3.0 31.8 Q3 2014 $ 14.3 $ 137.4